Related Parties - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	May 08, 2023	May 03, 2023	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022
Related Party Transaction [Line Items]
Separation adjustments			$ 22		$ 22
Net income tax payables and refunds					221
Proceeds from issuance of Senior Notes, net of issuance cost					7,686	$ 0
Interest income			65	$ 0	75	0
Proceeds from J&J upon repayment of the Facility Agreement					8,941	$ 0
Net Investment from Parent
Related Party Transaction [Line Items]
Separation adjustments			$ 95		95
Senior notes
Related Party Transaction [Line Items]
Proceeds from issuance of Senior Notes, net of issuance cost					7,700
Interest income					13
Facility Agreement | Johnson & Johnson
Related Party Transaction [Line Items]
Proceeds from J&J upon repayment of the Facility Agreement	$ 9,000
Commercial Paper
Related Party Transaction [Line Items]
Proceeds from issuance		$ 1,250			1,200
Reclassification, Other
Related Party Transaction [Line Items]
Net income tax payables and refunds					$ 246